Commitments and contingencies (Details) € in Thousands, $ in Thousands					6 Months Ended	12 Months Ended
	Jun. 07, 2022 USD ($)	Jun. 07, 2022 EUR (€)	Mar. 29, 2019 USD ($)	Mar. 29, 2019 EUR (€)	Jun. 30, 2022 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2017 EUR (€)
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters					1
Residual value guarantees in lease contracts					$ 217,682			€ 209,572
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment			$ 231,715	€ 205,854
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement fund					220,000	$ 220,000		179,284	€ 179,284
Net litigation settlement expense recorded						$ 60,000	€ 48,896
Amount to be recovered by AIG, if it prevails in all its remaining claims					60,000			48,896
Amount that FMCH claims to recover					$ 108,000			€ 88,012
Hawaii Medicaid False Claims
Commitments and contingencies
Restitution and interest payment	$ 13,000	€ 12,193